Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segments

Effective in the second quarter of 2015, the Company changed its reportable segments due to the classification of the Company’s Consolidated VIEs as discontinued operations. As a result, the Company’s recast consolidated financial statements for 2014 consist of four reportable segments: Mortgage Revenue Bond Investments, MF Properties, Public Housing Capital Fund Trusts, and MBS Investments. In addition to the four reportable segments, the Company also separately reports its consolidation and elimination information because it does not allocate certain items to the segments.

During 2013 and 2012 the Company consisted of five reportable segments, Mortgage Revenue Bond Investments, MF Properties, Public Housing Capital Fund Trusts, MBS Investments, and Consolidated VIEs. In addition to the five reportable segments, the Company also separately reports its consolidation and elimination information because it does not allocate certain items to the segments. The Consolidated VIE segment reported Lake Forest’s revenue, interest expense, depreciation, net income from operations, and net income as a Consolidated VIE for 2013 and 2012 and reported the same Consolidated VIE total assets in 2012.

Mortgage Revenue Bond Investments Segment
The Mortgage Revenue Bond Investments segment consists of the Company’s portfolio of federally mortgage revenue bonds which have been issued to provide construction and/or permanent financing for the Residential Properties and a commercial property.  Such mortgage revenue bonds are held as long-term investments.  As of December 31, 2014, the Company held fifty-three mortgage revenue bonds plus two of which are bonds that are eliminated in consolidation and are reported as Assets held for sale on the Company’s consolidated financial statements. The Residential Properties financed by the 50 mortgage revenue bonds contain a total of 6,527 rental units. Three of the bonds’ properties are not operational and are under construction and two bonds are collateralized by commercial real estate (Note 5).

MF Properties Segment
The MF Properties segment consists of indirect equity interests in multifamily, student housing, and senior citizen residential properties which are not currently financed by mortgage revenue bonds held by the Partnership but which the Partnership eventually intends to finance by such bonds through a restructuring.  In connection with any such restructuring, the Partnership will be required to dispose of any equity interest held in such MF Properties.  With the exception of the Ohio Properties and the Greens Property, the Partnership’s interests in its current MF Properties are not currently classified as Assets Held for Sale because the Partnership is not actively marketing them for sale, there is no definitive purchase agreement in existence that, under current guidance, can be recognized as a sale of real estate assets and, therefore, no sale is expected in the next twelve months.  As discussed above, the Ohio Properties and the Greens Property are reported as discontinued operations in 2013 (Note 10). During the time the Partnership holds an interest in an MF Property, any net rental income generated by the MF Properties in excess of debt service will be available for distribution to the Partnership in accordance with its interest in the MF Property.  Any such cash distribution will contribute to the Partnership’s CAD.  As of December 31, 2014, the Company consolidated the results of nine MF Properties containing a total of 2,163 rental units (Note 8).

Other Investments
The Partnership Agreement authorizes the Company to make investments in investments other than mortgage revenue bonds provided that these other investments are rated in one of the four highest rating categories by a national securities rating agency and do not constitute more than 25% of the Company’s assets at the time of acquisition as required under the Agreement of Limited Partnership. In addition, the amount of other investments are limited based on the conditions to the exemption from registration under the Investment Company Act of 1940 that is relied upon for the Partnership. The Company currently has other investments, PHC Certificates and MBS which are reported as two separate segments.

The PHC Trusts segment consists of the assets, liabilities, and related income and expenses of the PHC Trusts. The Partnership consolidates the PHC Trusts due to its ownership of the LIFERS issued by the three PHC Trusts, which hold custodial receipts evidencing loans made to a number of local public housing authorities. Principal and interest on these loans are payable by the respective public housing authorities out of annual appropriations to be made to the public housing authorities by the HUD under HUD’s Capital Fund Program established under the Capital Fund Program. This investment has been reported as part of the Partnership balance sheet and results of operations since acquired in July 2012 (Note 6).

The MBS segment consists of the assets, liabilities, and related income and expenses of the MBS TOB Trusts that the Company consolidated due to its ownership of the LIFERs issued by the MBS TOB Trusts. These MBS TOB Trusts are securitizations of state-issued mortgage-backed securities which are backed by residential mortgage loans. These investments were acquired during the fourth quarter of 2012 through the second quarter of 2013 and all but three MBS were sold in 2014 (Note 7).

Consolidated VIE segment
Historically, the Company also had the Consolidated VIE segment, which was comprised of the results of operations of the underlying collateral for the related mortgage revenue bonds. The Company concluded its investment in the Consolidated VIE segment was not consistent with the Company’s portfolio of assets, (see Note 2). As such, the Company decided to implement a strategic shift in direction by discontinuing its Consolidated VIE segment. This decision was made for the following reasons:

•
The risk profile of the Consolidated VIE segment was unique as the substance of the investment was the result of the operations of the underlying properties and not the mortgage revenue bonds (which is the form of the investment).The risk profile includes:

•The underlying properties thin capitalization,
•Related party ownership groups, and
•The lack of ultimate decision-making authority.

•	The stated purpose of the Company was not to manage properties without having some type of ownership or ability to control the underlying property.

•	Subsequent to the disposition of the Consolidated VIE properties by their owners, the Company does not plan to include this type of investment as part of its strategic direction.

As such, in April 2015, the Partnership entered into separate brokerage contracts to sell Bent Tree and Fairmont Oaks. As a result, these entities met the criteria for discontinued operations presentation, and have been classified as such in the Company’s consolidated financial statements for all periods presented. The Consolidated VIEs no longer meet the criteria for segment reporting, therefore are no longer presented as a segment (see Notes 2, 4, 8, 10, and 21) in 2014.

The Consolidated VIE segment reported Lake Forest’s revenue, interest expense, depreciation, net income from operations, and net income as a Consolidated VIE for 2013 and 2012 and reported the same Consolidated VIE total assets in 2012.

The Consolidated VIE segment consists of the Lake Forest multifamily residential property financed with mortgage revenue bonds held by the Partnership, the assets, liabilities and operating results of which are consolidated with those of the Partnership in 2013 and 2012.  The mortgage revenue bonds on this Consolidated VIE property is eliminated from the Company’s financial statements as a result of such consolidation, however, such bonds are held as long-term investments by the Partnership which continues to be entitled to receive principal and interest payments on such bonds.  The Company does not actually own an equity position in the Consolidated VIE or its underlying properties.   Management closely monitors and evaluates the financial reporting associated with and the operations of the Consolidated VIE as reported in 2013 and 2012 and the MF Properties and performs such evaluation separately from the other operations of the Partnership through interaction with the affiliated property management company which manages the multifamily residential properties held by the Consolidated VIEs and the MF Properties.

The following table details certain key financial information for the Company’s reportable segments for the three years ended December 31:

	2014	2013	2012
Total revenues
Mortgage Revenue Bond Investments	$26,929,446	$26,826,785	$11,220,333
MF Properties	14,250,572	11,358,719	7,846,812
Public Housing Capital Fund Trust Certificates	3,038,819	3,261,611	1,624,534
Mortgage-Backed Securities	1,423,958	1,601,270	194,039
Consolidated VIEs	—	10,943,968	1,837,630
Consolidation/eliminations	—	(9,705,375)	(571,813)
Total revenues	$45,642,795	$44,286,978	$22,151,535

Interest expense
Mortgage Revenue Bond Investments	$7,147,092	$3,082,739	$3,254,195
MF Properties	2,319,928	2,152,010	1,439,370
Public Housing Capital Fund Trust Certificates	1,295,238	1,292,540	542,479
Mortgage-Backed Securities	403,653	463,555	38,964
Consolidated VIEs	—	1,034,584	1,116,551
Consolidation/eliminations	—	(1,034,584)	(1,116,551)
Total interest expense	$11,165,911	$6,990,844	$5,275,008

Depreciation expense
Mortgage Revenue Bond Investments	$—	$—	$—
MF Properties	4,801,533	3,804,499	2,485,365
Public Housing Capital Fund Trust Certificates	—	—	—
Mortgage-Backed Securities	—	—	—
Consolidated VIEs	—	458,101	618,928
Consolidation/eliminations	—	—	—
Total depreciation expense	$4,801,533	$4,262,600	$3,104,293

Income (loss) from continuing operations
Mortgage Revenue Bond Investments	$13,181,961	$13,806,271	$3,452,741
MF Properties	(938,151)	(1,837,076)	(1,065,819)
Public Housing Capital Fund Trust Certificates	1,714,968	1,940,459	1,067,749
Mortgage-Backed Securities	1,017,637	1,055,736	148,552
Consolidated VIEs	—	8,337,601	(1,330,888)
Consolidation/eliminations	—	(8,657,200)	559,724
Net income - America First Multifamily Investors, L. P.	$14,976,415	$14,645,791	$2,832,059

Net income (loss)
Mortgage Revenue Bond Investments	$13,181,961	$13,806,271	$3,452,741
MF Properties	(933,478)	1,343,405	617,263
Public Housing Capital Fund Trust Certificates	1,714,968	1,940,459	1,067,749
Mortgage-Backed Securities	1,017,637	1,055,736	148,552
Discontinued Operations - Bent Tree and Fairmont Oaks	52,773	(111,353)	(68,297)
Consolidated VIEs	—	8,337,601	(1,330,888)
Consolidation/eliminations	—	(8,657,200)	559,724
Net income - America First Multifamily Investors, L. P.	$15,033,861	$17,714,919	$4,446,844

The following table details total assets for the Company’s reportable segments for the two years ended December 31:

	2014	2013
Total assets
Mortgage Revenue Bond Investments	$698,637,412	$442,175,645
MF Properties	101,696,235	83,580,479
Public Housing Capital Fund Trust Certificates	61,577,848	62,449,028
Mortgage-Backed Securities	15,101,309	38,427,654
Assets held for sale	13,456,861	14,019,837
Consolidation/eliminations	(146,230,448)	(106,419,611)
Total assets	$744,239,217	$534,233,032